UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary American Income Fund, Inc. 800 Nicollet Mall, BC-MN-H04N Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2012

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT *****************************

ICA File Number: 811-05642

Reporting Period: July 1, 2011 – June 30, 2012

American Income Fund, Inc./VA

========================== American Income Fund, Inc. ==========================

BANK OF AMERICA CORPORATION

Ticker:	BAC	Security ID: 060505583
Meeting Date:	MAY 09, 2012	Meeting Type: Annual
Record Date:	MAR 14, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Mukesh D. Ambani	For	For	Management

2	Elect Director Susan S. Bies	For	For	Management

3	Elect Director Frank P. Bramble, Sr.	For	For	Management

4	Elect Director Virgis W. Colbert	For	For	Management

5	Elect Director Charles K. Gifford	For	For	Management

6	Elect Director Charles O. Holliday, Jr.	For	For	Management

7	Elect Director Monica C. Lozano	For	For	Management

8	Elect Director Thomas J. May	For	For	Management

9	Elect Director Brian T. Moynihan	For	For	Management

10	Elect Director Donald E. Powell	For	For	Management

11	Elect Director Charles O. Rossotti	For	Against	Management

12	Elect Director Robert W. Scully	For	For	Management

13	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management

14	Ratify Auditors	For	For	Management

15	Disclose Prior Government Service	Against	Against	Shareholder

16	Report on Lobbying Payments and Policy	Against	For	Shareholder

17	Stock Retention/Holding Period	Against	For	Shareholder

18	Require Audit Committee Review and Report on Controls Related to Loans, Foreclosure and Securitizations	Against	Against	Shareholder

19	Prohibit Political Contributions	Against	Against	Shareholder

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

Ticker:	BTZ	Security ID: 092508100
Meeting Date:	JUL 28, 2011	Meeting Type: Annual
Record Date:	MAY 31, 2011

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management

1.2	Elect Director Michael J. Castellano	For	For	Management

1.3	Elect Director Glenn Hubbard	For	For	Management

1.4	Elect Director W. Carl Kester	For	For	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ ERIC J. THOLE
Eric J. Thole
Vice President

Date:	August 16, 2012

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